Document and Entity Information	12 Months Ended
Sep. 30, 2019 shares
Document and Entity Information
Entity Registrant Name	WESTPAC BANKING CORP
Document Type	20-F
Document Period End Date	Sep. 30, 2019
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,489,928,773
Entity Central Index Key	0000719245
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false